Investments - Variable Interest Entities and non-controlling Interests (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Long-term investments	$ 20,935,000,000				$ 19,698,200,000				$ 20,935,000,000	$ 19,698,200,000
Non-controlling interests	52,700,000				23,400,000				52,700,000	23,400,000
Net (loss) income attributable to non-controlling interests	(100,000)	400,000	(2,800,000)	800,000	500,000	400,000	400,000	600,000	(1,700,000)	1,900,000	1,200,000
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Long-term investments	205,000,000				215,000,000				205,000,000	215,000,000
Real Estate Partnerships [Member]
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Assets of variable interest entities	5,800,000,000				5,400,000,000				5,800,000,000	5,400,000,000
Hedge Fund Partnerships [Member]
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Assets of variable interest entities	$ 7,000,000,000				$ 7,000,000,000				$ 7,000,000,000	$ 7,000,000,000